COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of Commitments

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Gas, electricity and non-commodity contracts	$525,713	$2,082,448	$388,541	$92,936	$3,089,638